CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Preferred shares Preferred equity
Beginning balance (Previously stated) at Dec. 31, 2021	$ 134,741	$ 88,386	$ 10,538	$ 320	$ 17,705	$ 6,243	$ 8,281	$ (2,287)	$ 1,410	$ 42,210	$ 4,145
Changes in period:
Net income attributable to shareholders	1,949				1,949					1,949
Non-controlling interests	2,486	2,486
Net income	4,435
Other comprehensive income (loss)							0	(527)	(723)	(1,250)
Other comprehensive income (loss)		(732)
Other comprehensive income	(1,982)
Comprehensive income, attributable to owners of parent	699						0	(527)	(723)	699
Comprehensive income, attributable to non-controlling interests	1,754	1,754
Comprehensive income	2,453
Shareholder distributions
Common equity	(439)				(439)					(439)
Preferred equity	(74)				(74)					(74)
Non-controlling interests	(5,728)	(5,728)
Other items
Issue of equity	1,335	1,744	(12)	(7)	(390)					(409)	0
Share-based compensation	(33)	0		38	(71)					(33)
Ownership changes	1,757	2,059			72	(306)	(11)	4	(61)	(302)
Total change in period	(729)	(171)	(12)	31	1,047	(306)	(11)	(523)	(784)	(558)	0
Ending balance at Jun. 30, 2022	134,012	88,215	10,526	351	18,752	5,937	8,270	(2,810)	626	41,652	4,145
Beginning balance (Previously stated) at Mar. 31, 2022	136,433	88,889	10,538	334	18,601	6,150	8,285	(1,940)	1,431	43,399
Changes in period:
Net income attributable to shareholders	590				590					590
Non-controlling interests	885	885
Net income	1,475
Other comprehensive income (loss)	(1,632)						0	(874)	(758)	(1,632)
Other comprehensive income (loss)	(2,111)	(2,111)
Other comprehensive income	(3,743)
Comprehensive income, attributable to owners of parent	(1,042)						0	(874)	(758)	(1,042)
Comprehensive income, attributable to non-controlling interests	(1,226)	(1,226)
Comprehensive income	(2,268)
Shareholder distributions
Common equity	(219)				(219)					(219)
Preferred equity	(37)				(37)					(37)
Non-controlling interests	(2,736)	(2,736)
Other items
Issue of equity	2,828	3,045	(12)	(2)	(203)					(217)	0
Share-based compensation	(33)	0		19	(52)					(33)
Ownership changes	44	243			72	(213)	(15)	4	(47)	(199)
Total change in period	(2,421)	(674)	(12)	17	151	(213)	(15)	(870)	(805)	(1,747)	0
Ending balance at Jun. 30, 2022	134,012	88,215	10,526	351	18,752	5,937	8,270	(2,810)	626	41,652	4,145
Beginning balance (Previously stated) at Dec. 31, 2022	141,891	98,138					9,522	(2,826)	898	39,608	4,145
Beginning balance at Dec. 31, 2022	141,891	98,138	10,901	148	18,006	2,959				39,608	4,145
Changes in period:
Net income attributable to shareholders	201				201					201
Non-controlling interests	1,735	1,735
Net income	1,936
Other comprehensive income (loss)	752						(10)	380	382	752
Other comprehensive income (loss)	1,315	1,315
Other comprehensive income	2,067
Comprehensive income, attributable to owners of parent	953						(10)	380	382	953
Comprehensive income, attributable to non-controlling interests	3,050	3,050
Comprehensive income	4,003
Shareholder distributions
Common equity	(220)				(220)					(220)
Preferred equity	(82)				(82)					(82)
Non-controlling interests	(5,773)
Other items
Issue of equity	14,871	15,214	(44)	(5)	(252)					(301)	(42)
Share-based compensation	5	0		12	(7)					5
Ownership changes	888	353			0	850	(595)	(25)	305	535
Total change in period	13,692	12,844	(44)	7	(360)	850	(605)	355	687	890	(42)
Ending balance at Jun. 30, 2023	155,583	110,982	10,857	155	17,646	3,809	8,917	(2,471)	1,585	40,498	4,103
Beginning balance (Previously stated) at Mar. 31, 2023	146,914	102,851	10,849	154	17,747	3,124	9,493	(2,717)	1,310	39,960	4,103
Changes in period:
Net income attributable to shareholders	81				81					81
Non-controlling interests	1,431	1,431
Net income	1,512
Other comprehensive income (loss)	557						(10)	253	314	557
Other comprehensive income (loss)	1,471	1,471
Other comprehensive income	2,028
Comprehensive income, attributable to owners of parent	638						(10)	253	314	638
Comprehensive income, attributable to non-controlling interests	2,902	2,902
Comprehensive income	3,540
Shareholder distributions
Common equity	(110)				(110)					(110)
Preferred equity	(41)				(41)					(41)
Non-controlling interests	(2,777)	(2,777)
Other items
Issue of equity	7,711	7,736	8	(5)	(28)					(25)	0
Share-based compensation	3	0		6	(3)					3
Ownership changes	343	270			0	685	(566)	(7)	(39)	73
Total change in period	8,669	8,131	8	1	(101)	685	(576)	246	275	538	0
Ending balance at Jun. 30, 2023	$ 155,583	$ 110,982	$ 10,857	$ 155	$ 17,646	$ 3,809	$ 8,917	$ (2,471)	$ 1,585	$ 40,498	$ 4,103